Schedule of Investments (unaudited)	iShares® Global Utilities ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
APA Group	121,350	$887,771
Origin Energy Ltd.	179,995	686,948
		1,574,719
Canada — 4.0%
Algonquin Power & Utilities Corp.	69,100	998,029
Brookfield Infrastructure Partners LP(a)	30,552	1,859,519
Emera Inc.	26,608	1,329,822
Fortis Inc.	48,805	2,354,693
		6,542,063
Chile — 0.1%
Enel Americas SA, ADR	39,970	217,437

Colombia — 0.2%
Interconexion Electrica SA ESP	45,705	251,482

Denmark — 1.5%
Orsted A/S(b)	19,455	2,491,545

Finland — 0.8%
Fortum OYJ	44,764	1,372,931

France — 4.0%
Electricite de France SA	48,717	572,975
Engie SA	183,389	2,715,144
Suez SA	39,467	890,126
Veolia Environnement SA	66,928	2,457,856
		6,636,101
Germany — 3.7%
E.ON SE	231,593	3,218,550
RWE AG	69,750	2,826,028
		6,044,578
Hong Kong — 2.1%
CLP Holdings Ltd.	172,500	1,743,073
Hong Kong & China Gas Co. Ltd.	1,115,166	1,739,395
		3,482,468
Italy — 5.3%
Enel SpA	796,315	6,367,397
Snam SpA	210,853	1,270,004
Terna - Rete Elettrica Nazionale	144,708	1,170,636
		8,808,037
Japan — 1.9%
Chubu Electric Power Co. Inc.	74,700	789,020
Kansai Electric Power Co. Inc. (The)	85,700	801,036
Osaka Gas Co. Ltd.	43,200	714,496
Tokyo Gas Co. Ltd.	42,600	764,686
		3,069,238
Portugal — 1.0%
EDP - Energias de Portugal SA	301,823	1,658,005

Spain — 6.3%
Enagas SA	23,897	555,159
Endesa SA	33,799	778,101
Iberdrola SA	599,291	7,095,591
Naturgy Energy Group SA	34,766	1,130,770
Red Electrica Corp. SA.	41,560	898,709
		10,458,330
Security	Shares	Value

United Kingdom — 6.2%
National Grid PLC	400,048	$5,768,407
Severn Trent PLC	26,052	1,040,306
SSE PLC	108,186	2,418,516
United Utilities Group PLC	70,131	1,034,814
		10,262,043
United States — 61.5%
AES Corp. (The)	68,570	1,666,251
Alliant Energy Corp.	25,882	1,590,966
Ameren Corp.	26,585	2,366,331
American Electric Power Co. Inc.	51,997	4,626,173
American Water Works Co. Inc.	18,712	3,533,948
Atmos Energy Corp.	13,701	1,435,454
CenterPoint Energy Inc.	64,678	1,805,163
CMS Energy Corp.	29,855	1,942,068
Consolidated Edison Inc.	36,478	3,112,303
Dominion Energy Inc.	83,468	6,557,246
DTE Energy Co.	19,994	2,390,083
Duke Energy Corp.	79,353	8,324,130
Edison International	39,192	2,674,854
Entergy Corp.	20,742	2,336,586
Evergy Inc.	23,701	1,626,126
Eversource Energy	35,449	3,225,150
Exelon Corp.	100,823	5,823,536
FirstEnergy Corp.	56,190	2,336,942
NextEra Energy Inc.	174,413	16,283,198
NiSource Inc.	40,685	1,123,313
NRG Energy Inc.	25,372	1,093,026
Pinnacle West Capital Corp.	11,602	818,985
PPL Corp.	77,480	2,329,049
Public Service Enterprise Group Inc.	52,161	3,480,703
Sempra Energy	32,910	4,353,335
Southern Co. (The)	109,343	7,498,743
WEC Energy Group Inc.	32,523	3,157,007
Xcel Energy Inc.	55,641	3,766,896
		101,277,565
Total Common Stocks — 99.6%
(Cost: $167,580,348)		164,146,542

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	300,000	300,000

Total Short-Term Investments — 0.2%
(Cost: $300,000)		300,000

Total Investments in Securities — 99.8%
(Cost: $167,880,348)		164,446,542

Other Assets, Less Liabilities — 0.2%		311,741

Net Assets — 100.0%		$164,758,283

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$44	(b)	$—	$(44)	$—	$—	—	$21,953	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,000	92,000	(b)	—	—	—	300,000	300,000	12		—
					$(44)	$—	$300,000		$21,965		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	1	01/21/22	$98	$2,503
E-Mini Utilities Select Sector Index	6	03/18/22	433	15,728
				$18,231

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$108,927,191	$55,219,351	$—	$164,146,542
Money Market Funds	300,000	—	—	300,000
	$109,227,191	$55,219,351	$—	$164,446,542
Derivative financial instruments(a)
Assets
Futures Contracts	$15,728	$2,503	$—	$18,231

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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